UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Vice President, Secretary, and Chief Legal Officer
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2022

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Mid Cap Stock Fund

For the six-month period ended June 30, 2022

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund
Semiannual Report

For the six-month period ended June 30, 2022

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2022. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 through June 30, 2022).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/22 – 6/30/22” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/22	6/30/22	1/1/22 – 6/30/22
Class A
Actual	$1,000.00	$827.40	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$824.30	$7.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.12	$8.75
Class F
Actual	$1,000.00	$828.00	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class F3
Actual	$1,000.00	$828.90	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class I
Actual	$1,000.00	$828.60	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class P
Actual	$1,000.00	$826.40	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01
Class R2
Actual	$1,000.00	$826.00	$6.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R3
Actual	$1,000.00	$826.40	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26
Class R4
Actual	$1,000.00	$827.30	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class R5
Actual	$1,000.00	$828.50	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class R6
Actual	$1,000.00	$828.80	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.75% for Class C, 0.85% for Class F, 0.66% for Class F3, 0.75% for Class I, 1.20% for Class P, 1.35% for Class R2, 1.25% for Class R3, 1.00% for Class R4, 0.75% for Class R5 and 0.66% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2022

Sector*	%**
Communication Services	1.29%
Consumer Discretionary	4.94%
Consumer Staples	4.93%
Energy	6.80%
Financials	17.73%
Health Care	10.68%
Industrials	17.85%
Information Technology	8.29%
Materials	8.09%
Real Estate	8.16%
Utilities	7.23%
Repurchase Agreements	4.01%
Total	100.00%
*	A sector may comprise of several industries
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.80%

COMMON STOCKS 95.80%

Aerospace & Defense 1.98%
Curtiss-Wright Corp.	163,090	$21,537,665

Automobiles 1.09%
Harley-Davidson, Inc.	374,300	11,850,338

Banks 3.42%
East West Bancorp, Inc.	293,380	19,011,024
Popular, Inc.	236,010	18,156,249
Total		37,167,273

Beverages 1.26%
Carlsberg A/S Class B(a) DKK	107,210	13,701,731

Biotechnology 1.43%
Horizon Therapeutics plc*	194,110	15,482,214

Building Products 2.77%
Carlisle Cos., Inc.	47,660	11,372,153
Masco Corp.	370,640	18,754,384
Total		30,126,537

Capital Markets 4.58%
Ameriprise Financial, Inc.	85,910	20,419,089
Evercore, Inc. Class A	107,020	10,018,142
KKR & Co., Inc.	417,061	19,305,754
Total		49,742,985

Chemicals 3.64%
Corteva, Inc.	244,180	13,219,905
Nutrien Ltd. (Canada)(b)	65,000	5,179,850
Valvoline, Inc.	734,400	21,172,752
Total		39,572,507

Communications Equipment 1.63%
F5, Inc.*	115,320	17,648,573

Construction & Engineering 3.26%
AECOM	250,060	16,308,913
EMCOR Group, Inc.	185,720	19,121,731
Total		35,430,644
Investments	Shares	Fair Value
Construction Materials 1.45%
Eagle Materials, Inc.	143,270	$15,751,104

Containers & Packaging 1.12%
Avery Dennison Corp.	75,120	12,159,674

Diversified Financial Services 0.98%
Equitable Holdings, Inc.	409,830	10,684,268

Electric: Utilities 5.25%
Entergy Corp.	192,480	21,680,947
NRG Energy, Inc.	459,770	17,549,421
Portland General Electric Co.	368,630	17,815,888
Total		57,046,256

Electrical Equipment 1.54%
Sensata Technologies Holding plc	406,020	16,772,686

Electronic Equipment, Instruments & Components 1.58%
Teledyne Technologies, Inc.*	45,750	17,161,282

Energy Equipment & Services 1.74%
NOV, Inc.	1,114,000	18,837,740

Equity Real Estate Investment Trusts 8.14%
American Homes 4 Rent	465,280	16,489,523
Camden Property Trust	135,500	18,222,040
Duke Realty Corp.	338,490	18,600,026
Kimco Realty Corp.	932,500	18,435,525
Life Storage, Inc.	149,300	16,670,838
Total		88,417,952

Food & Staples Retailing 2.08%
BJ’s Wholesale Club Holdings, Inc.*	362,043	22,562,520

Health Care Providers & Services 4.91%
AmerisourceBergen Corp.	129,850	18,371,178
Molina Healthcare, Inc.*	70,680	19,762,835
Tenet Healthcare Corp.*	288,680	15,173,021
Total		53,307,034

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 2.33%
Caesars Entertainment, Inc.*	380,080	$14,557,064
Hilton Worldwide Holdings, Inc.	96,700	10,776,248
Total		25,333,312

Household Products 1.58%
Spectrum Brands Holdings, Inc.	209,550	17,187,291

Information Technology Services 1.94%
Euronet Worldwide, Inc.*	209,170	21,040,410

Insurance 8.71%
Allstate Corp. (The)	188,130	23,841,715
American Financial Group, Inc./OH	141,380	19,624,958
Arch Capital Group Ltd.*	408,720	18,592,673
Arthur J Gallagher & Co.	118,920	19,388,717
Fidelity National Financial, Inc.	355,740	13,148,150
Total		94,596,213

Life Sciences Tools & Services 1.46%
Azenta, Inc.	220,000	15,862,000

Machinery 6.81%
Crane Holdings Co.	213,030	18,652,907
Otis Worldwide Corp.	237,250	16,766,458
Parker-Hannifin Corp.	89,430	22,004,251
Westinghouse Air Brake Technologies Corp.	201,200	16,514,496
Total		73,938,112

Media 1.28%
Nexstar Media Group, Inc. Class A	85,600	13,942,528
Investments	Shares	Fair Value
Metals & Mining 1.86%
Alcoa Corp.	175,880	$8,016,610
Reliance Steel & Aluminum Co.	71,700	12,178,962
Total		20,195,572

Multi-Utilities 1.96%
CMS Energy Corp.	315,240	21,278,700

Oil, Gas & Consumable Fuels 5.06%
Chesapeake Energy Corp.	290,730	23,578,203
Devon Energy Corp.	421,500	23,228,865
Pioneer Natural Resources Co.	36,280	8,093,342
Total		54,900,410

Pharmaceuticals 2.87%
Organon & Co.	922,600	31,137,750

Semiconductors & Semiconductor Equipment 1.25%
Teradyne, Inc.	151,710	13,585,631

Specialty Retail 1.51%
AutoZone, Inc.*	7,630	16,397,786

Technology Hardware, Storage & Peripherals 1.88%
NetApp, Inc.	312,830	20,409,029

Trading Companies & Distributors 1.45%
AerCap Holdings NV (Ireland)*(b)	384,500	15,741,430
Total Common Stocks (cost $1,024,055,152)		1,040,507,157

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.01%

Repurchase Agreements 4.01%
Repurchase Agreement dated 6/30/2022, 0.55% due 7/1/2022 with Fixed Income Clearing Corp. collateralized by $46,065,800 of U.S. Treasury Note at 1.50% due 11/30/2024; value: $44,394,971; proceeds: $43,525,087 (cost $43,524,422)	$43,524,422	$43,524,422
Total Investments in Securities 99.81% (cost $1,067,579,574)		1,084,031,579
Other Assets and Liabilities – Net 0.19%		2,062,885
Net Assets 100.00%		$1,086,094,464

DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$13,701,731	$–	$13,701,731
Remaining Industries	1,026,805,426	–	–	1,026,805,426
Short-Term Investments
Repurchase Agreements	–	43,524,422	–	43,524,422
Total	$1,026,805,426	$57,226,153	$–	$1,084,031,579

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

June 30, 2022

ASSETS:
Investments in securities, at fair value (cost $1,067,579,574)	$1,084,031,579
Receivables:
Investment securities sold	3,749,537
Capital shares sold	1,658,453
Interest and dividends	779,248
Prepaid expenses and other assets	57,001
Total assets	1,090,275,818
LIABILITIES:
Payables:
Capital shares reacquired	1,872,321
12b-1 distribution plan	825,482
Directors’ fees	553,901
Management fee	545,659
Fund administration	37,406
Accrued expenses	346,585
Total liabilities	4,181,354
Commitments and contingent liabilities
NET ASSETS	$1,086,094,464
COMPOSITION OF NET ASSETS:
Paid-in capital	$977,373,253
Total distributable earnings (loss)	108,721,211
Net Assets	$1,086,094,464

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2022

Net assets by class:
Class A Shares	$800,841,124
Class C Shares	$25,612,956
Class F Shares	$66,984,067
Class F3 Shares	$18,757,975
Class I Shares	$103,619,687
Class P Shares	$26,173,721
Class R2 Shares	$1,651,156
Class R3 Shares	$16,837,793
Class R4 Shares	$8,205,650
Class R5 Shares	$3,175,853
Class R6 Shares	$14,234,482
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	28,175,181
Class C Shares (200 million shares of common stock authorized, $.001 par value)	983,609
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	2,377,861
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	660,937
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	3,677,259
Class P Shares (200 million shares of common stock authorized, $.001 par value)	955,865
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	59,167
Class R3 Shares (381.56 million shares of common stock authorized, $.001 par value)	599,483
Class R4 Shares (381.56 million shares of common stock authorized, $.001 par value)	289,406
Class R5 Shares (381.56 million shares of common stock authorized, $.001 par value)	112,752
Class R6 Shares (381.56 million shares of common stock authorized, $.001 par value)	501,712
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$28.42
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$30.15
Class C Shares-Net asset value	$26.04
Class F Shares-Net asset value	$28.17
Class F3 Shares-Net asset value	$28.38
Class I Shares-Net asset value	$28.18
Class P Shares-Net asset value	$27.38
Class R2 Shares-Net asset value	$27.91
Class R3 Shares-Net asset value	$28.09
Class R4 Shares-Net asset value	$28.35
Class R5 Shares-Net asset value	$28.17
Class R6 Shares-Net asset value	$28.37

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Investment income:
Dividends (net of foreign withholding taxes of $95,230)	$14,161,932
Interest and other	14,688
Interest earned from Interfund Lending (See Note 10)	342
Total investment income	14,176,962
Expenses:
Management fee	3,741,088
12b-1 distribution plan-Class A	1,137,242
12b-1 distribution plan-Class C	155,040
12b-1 distribution plan-Class F	51,159
12b-1 distribution plan-Class P	68,370
12b-1 distribution plan-Class R2	5,577
12b-1 distribution plan-Class R3	47,756
12b-1 distribution plan-Class R4	11,387
Shareholder servicing	638,038
Fund administration	261,599
Registration	74,564
Reports to shareholders	62,974
Professional	32,436
Custody	16,109
Directors’ fees	10,704
Other	53,069
Gross expenses	6,367,112
Expense reductions (See Note 8)	(1,593)
Fees waived and expenses reimbursed (See Note 3)	(16,109)
Net expenses	6,349,410
Net investment income	7,827,552
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	73,980,300
Net realized gain (loss) on foreign currency related transactions	2,011
Net change in unrealized appreciation/depreciation on investments	(318,193,073)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(9,422)
Net realized and unrealized gain (loss)	(244,220,184)
Net Decrease in Net Assets Resulting From Operations	$(236,392,632)

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021
Operations:
Net investment income	$7,827,552	$11,325,714
Net realized gain (loss) on investments and foreign currency related transactions	73,982,311	200,177,926
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(318,202,495)	151,579,949
Net increase (decrease) in net assets resulting from operations	(236,392,632)	363,083,589
Distributions to shareholders:
Class A	–	(79,311,679)
Class C	–	(2,811,836)
Class F	–	(11,217,117)
Class F3	–	(1,970,609)
Class I	–	(17,318,224)
Class P	–	(2,763,186)
Class R2	–	(156,896)
Class R3	–	(1,774,628)
Class R4	–	(657,552)
Class R5	–	(360,579)
Class R6	–	(1,576,237)
Total distributions to shareholders	–	(119,918,543)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	69,320,625	76,876,876
Reinvestment of distributions	–	109,625,072
Cost of shares reacquired	(247,843,312)	(243,940,024)
Net decrease in net assets resulting from capital share transactions	(178,522,687)	(57,438,076)
Net increase (decrease) in net assets	(414,915,319)	185,726,970
NET ASSETS:
Beginning of period	$1,501,009,783	$1,315,282,813
End of period	$1,086,094,464	$1,501,009,783

See Notes to Financial Statements.	13

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2022(c)	$34.35	$0.19		$(6.12)	$(5.93)	$–	$–	$–
12/31/2021	29.02	0.25		8.01	8.26	(0.27)	(2.66)	(2.93)
12/31/2020	28.59	0.32		0.46 (f)	0.78	(0.35)	–	(0.35)
12/31/2019	24.01	0.30		5.19	5.49	(0.25)	(0.66)	(0.91)
12/31/2018	29.90	0.25		(4.56)	(4.31)	(0.26)	(1.32)	(1.58)
12/31/2017	28.69	0.23		1.78	2.01	(0.27)	(0.53)	(0.80)
Class C
6/30/2022(c)	31.59	0.06		(5.61)	(5.55)	–	–	–
12/31/2021	26.88	–		7.39	7.39	(0.02)	(2.66)	(2.68)
12/31/2020	26.47	0.12		0.40 (f)	0.52	(0.11)	–	(0.11)
12/31/2019	22.29	0.09		4.81	4.90	(0.06)	(0.66)	(0.72)
12/31/2018	27.80	(0.03)		(4.16)	(4.19)	– (g)	(1.32)	(1.32)
12/31/2017	26.69	–	(g)	1.66	1.66	(0.02)	(0.53)	(0.55)
Class F
6/30/2022(c)	34.02	0.20		(6.05)	(5.85)	–	–	–
12/31/2021	28.76	0.30		7.94	8.24	(0.32)	(2.66)	(2.98)
12/31/2020	28.34	0.35		0.46 (f)	0.81	(0.39)	–	(0.39)
12/31/2019	23.80	0.34		5.16	5.50	(0.30)	(0.66)	(0.96)
12/31/2018	29.65	0.29		(4.52)	(4.23)	(0.30)	(1.32)	(1.62)
12/31/2017	28.45	0.27		1.77	2.04	(0.31)	(0.53)	(0.84)
Class F3
6/30/2022(c)	34.24	0.24		(6.10)	(5.86)	–	–	–
12/31/2021	28.92	0.37		7.97	8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.46	0.40		0.48 (f)	0.88	(0.42)	–	(0.42)
12/31/2019	23.88	0.39		5.18	5.57	(0.33)	(0.66)	(0.99)
12/31/2018	29.74	0.35		(4.55)	(4.20)	(0.34)	(1.32)	(1.66)
4/4/2017 to 12/31/2017(h)	29.19	0.30		1.13	1.43	(0.35)	(0.53)	(0.88)
Class I
6/30/2022(c)	34.01	0.21		(6.04)	(5.83)	–	–	–
12/31/2021	28.76	0.33		7.93	8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.33	0.37		0.47 (f)	0.84	(0.41)	–	(0.41)
12/31/2019	23.79	0.37		5.16	5.53	(0.33)	(0.66)	(0.99)
12/31/2018	29.66	0.30		(4.52)	(4.22)	(0.33)	(1.32)	(1.65)
12/31/2017	28.47	0.30		1.77	2.07	(0.35)	(0.53)	(0.88)
Class P
6/30/2022(c)	33.13	0.15		(5.90)	(5.75)	–	–	–
12/31/2021	28.07	0.18		7.74	7.92	(0.20)	(2.66)	(2.86)
12/31/2020	27.67	0.26		0.43 (f)	0.69	(0.29)	–	(0.29)
12/31/2019	23.25	0.23		5.04	5.27	(0.19)	(0.66)	(0.85)
12/31/2018	28.99	0.18		(4.41)	(4.23)	(0.19)	(1.32)	(1.51)
12/31/2017	27.83	0.16		1.74	1.90	(0.21)	(0.53)	(0.74)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$28.42	(17.26	)(d)	1.00	(e)	1.00	(e)	1.20	(e)	$800,841	23	(d)
34.35	28.88		0.98		0.98		0.74		1,002,000	61
29.02	2.73		1.02		1.02		1.26		851,886	63
28.59	22.91		0.98		0.98		1.08		978,197	69
24.01	(14.54)		0.98		0.98		0.85		872,864	47
29.90	7.03		0.95		0.95		0.77		1,091,071	67

26.04	(17.57	)(d)	1.75	(e)	1.75	(e)	0.42	(e)	25,613	23	(d)
31.59	27.96		1.73		1.73		(0.01)		35,761	61
26.88	1.94		1.78		1.78		0.51		33,469	63
26.47	22.04		1.73		1.73		0.36		54,897	69
22.29	(15.20)		1.73		1.73		(0.11)		28,694	47
27.80	6.25		1.69		1.69		–	(g)	142,724	67

28.17	(17.20	)(d)	0.85	(e)	0.85	(e)	1.23	(e)	66,984	23	(d)
34.02	29.09		0.83		0.83		0.89		135,505	61
28.76	2.86		0.88		0.88		1.41		120,942	63
28.34	23.14		0.83		0.83		1.25		146,125	69
23.80	(14.38)		0.83		0.83		0.99		96,500	47
29.65	7.20		0.80		0.80		0.91		123,997	67

28.38	(17.11	)(d)	0.66	(e)	0.66	(e)	1.53	(e)	18,758	23	(d)
34.24	29.29		0.64		0.64		1.07		24,037	61
28.92	3.11		0.68		0.68		1.61		21,165	63
28.46	23.36		0.66		0.66		1.42		23,828	69
23.88	(14.25)		0.64		0.64		1.19		19,137	47
29.74	4.94	(d)	0.63	(e)	0.63	(e)	1.35	(e)	21,007	67

28.18	(17.14	)(d)	0.75	(e)	0.75	(e)	1.34	(e)	103,620	23	(d)
34.01	29.19		0.73		0.73		0.99		212,934	61
28.76	3.00		0.77		0.77		1.46		196,164	63
28.33	23.26		0.73		0.73		1.36		407,723	69
23.79	(14.34)		0.73		0.73		1.04		249,326	47
29.66	7.29		0.70		0.70		1.01		484,925	67

27.38	(17.36	)(d)	1.20	(e)	1.20	(e)	0.99	(e)	26,174	23	(d)
33.13	28.64		1.18		1.18		0.54		34,019	61
28.07	2.51		1.23		1.23		1.06		31,575	63
27.67	22.69		1.19		1.19		0.88		39,511	69
23.25	(14.71)		1.18		1.18		0.63		43,079	47
28.99	6.84		1.15		1.15		0.56		63,371	67

See Notes to Financial Statements.	15

Financial Highlights (unaudited)(concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2022(c)	$33.79	$0.13	$(6.01)	$(5.88)	$–	$–	$–
12/31/2021	28.58	0.13	7.88	8.01	(0.14)	(2.66)	(2.80)
12/31/2020	28.16	0.22	0.45 (f)	0.67	(0.25)	–	(0.25)
12/31/2019	23.54	0.18	5.10	5.28	– (g)	(0.66)	(0.66)
12/31/2018	29.40	0.15	(4.48)	(4.33)	(0.21)	(1.32)	(1.53)
12/31/2017	28.29	0.15	1.73	1.88	(0.24)	(0.53)	(0.77)
Class R3
6/30/2022(c)	33.99	0.15	(6.05)	(5.90)	–	–	–
12/31/2021	28.74	0.17	7.92	8.09	(0.18)	(2.66)	(2.84)
12/31/2020	28.32	0.25	0.44 (f)	0.69	(0.27)	–	(0.27)
12/31/2019	23.78	0.23	5.15	5.38	(0.18)	(0.66)	(0.84)
12/31/2018	29.58	0.17	(4.47)	(4.30)	(0.18)	(1.32)	(1.50)
12/31/2017	28.39	0.16	1.75	1.91	(0.19)	(0.53)	(0.72)
Class R4
6/30/2022(c)	34.27	0.19	(6.11)	(5.92)	–	–	–
12/31/2021	28.92	0.24	7.99	8.23	(0.22)	(2.66)	(2.88)
12/31/2020	28.50	0.31	0.46 (f)	0.77	(0.35)	–	(0.35)
12/31/2019	23.93	0.30	5.19	5.49	(0.26)	(0.66)	(0.92)
12/31/2018	29.79	0.24	(4.54)	(4.30)	(0.24)	(1.32)	(1.56)
12/31/2017	28.59	0.23	1.78	2.01	(0.28)	(0.53)	(0.81)
Class R5
6/30/2022(c)	34.00	0.22	(6.05)	(5.83)	–	–	–
12/31/2021	28.75	0.34	7.92	8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.32	0.38	0.46 (f)	0.84	(0.41)	–	(0.41)
12/31/2019	23.79	0.38	5.14	5.52	(0.33)	(0.66)	(0.99)
12/31/2018	29.66	0.34	(4.56)	(4.22)	(0.33)	(1.32)	(1.65)
12/31/2017	28.47	0.31	1.76	2.07	(0.35)	(0.53)	(0.88)
Class R6
6/30/2022(c)	34.23	0.24	(6.10)	(5.86)	–	–	–
12/31/2021	28.91	0.37	7.97	8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.45	0.40	0.48 (f)	0.88	(0.42)	–	(0.42)
12/31/2019	23.88	0.39	5.17	5.56	(0.33)	(0.66)	(0.99)
12/31/2018	29.74	0.36	(4.56)	(4.20)	(0.34)	(1.32)	(1.66)
12/31/2017	28.52	0.36	1.74	2.10	(0.35)	(0.53)	(0.88)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$27.91	(17.40	)(d)	1.35	(e)	1.35	(e)	0.85	(e)	$1,651	23	(d)
33.79	28.46		1.33		1.33		0.39		2,054	61
28.58	2.37		1.38		1.38		0.91		1,791	63
28.16	22.46		1.33		1.33		0.70		2,510	69
23.54	(14.84)		1.33		1.33		0.51		11,616	47
29.40	6.68		1.29		1.29		0.50		8,068	67

28.09	(17.36	)(d)	1.25	(e)	1.25	(e)	0.93	(e)	16,838	23	(d)
33.99	28.58		1.23		1.23		0.49		22,910	61
28.74	2.46		1.28		1.28		1.01		20,618	63
28.32	22.65		1.23		1.23		0.84		26,024	69
23.78	(14.66)		1.23		1.23		0.59		20,815	47
29.58	6.76		1.18		1.18		0.53		30,343	67

28.35	(17.27	)(d)	1.00	(e)	1.00	(e)	1.20	(e)	8,206	23	(d)
34.27	28.90		0.98		0.98		0.73		8,477	61
28.92	2.71		1.03		1.03		1.26		17,417	63
28.50	22.96		0.98		0.98		1.09		18,203	69
23.93	(14.54)		0.98		0.98		0.83		12,678	47
29.79	7.04		0.95		0.95		0.78	(e)	21,071	67

28.17	(17.15	)(d)	0.75	(e)	0.75	(e)	1.43	(e)	3,176	23	(d)
34.00	29.20		0.73		0.73		1.00		4,211	61
28.75	3.00		0.78		0.78		1.52		3,654	63
28.32	23.22		0.73		0.73		1.38		3,951	69
23.79	(14.33)		0.73		0.73		1.17		424	47
29.66	7.30		0.70		0.70		1.05	(e)	100	67

28.37	(17.12	)(d)	0.66	(e)	0.66	(e)	1.53	(e)	14,234	23	(d)
34.23	29.30		0.64		0.64		1.07		19,102	61
28.91	3.11		0.68		0.68		1.62		16,603	63
28.45	23.32		0.66		0.66		1.42		23,949	69
23.88	(14.25)		0.64		0.64		1.22		16,363	47
29.74	7.40		0.62		0.62		1.21	(e)	11,878	67

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open- end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2021. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions,

Notes to Financial Statements (unaudited)(continued)

if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2022, the effective management fee was at an annualized rate of .57% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. Lord Abbett voluntarily waived $16,109 of fund administration fees during the six months ended June 30, 2022.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b–1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2022:

Distributor Commissions	Dealers’ Concessions
$13,097	$73,337

Distributor received CDSCs of $95 and $764 for Class A and Class C shares, respectively, for the six months ended June 30, 2022.

Other Related Parties

As of June 30, 2022, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 2.38% and 0.58%, respectively.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2022 and fiscal year ended December 31, 2021 was as follows:

	Six Months Ended 6/30/2022 (unaudited)	Year Ended 12/31/2021
Distributions paid from:
Ordinary income	$–	$39,832,562
Net long-term capital gains	–	80,085,981
Total distributions paid	$–	$119,918,543

As of June 30, 2022, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,072,796,454
Gross unrealized gain	105,437,768
Gross unrealized loss	(94,202,643)
Net unrealized security gain (loss)	11,235,125

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$297,575,998	$508,721,891

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2022.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in cross-trades.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the

Notes to Financial Statements (unaudited)(continued)

Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$43,524,422	$–	$43,524,422
Total	$43,524,422	$–	$43,524,422

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$43,524,422	$–	$–		$(43,524,422)	$–
Total	$43,524,422	$–	$–		$(43,524,422)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2022.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2022, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective August 4, 2022, the Participating Funds entered into a Syndicated Facility with various lenders for $1.625 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2022, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds are party to an additional uncommitted line of credit facility with SSB for $330 million. Under the Bilateral Facility, the Participating Funds are subject to borrowing limit of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2022, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2022, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Average Amount Loaned	Average Interest Rate	Interest Income*
$12,875,068	0.97%	$342

*	Statement of Operations location: Interest paid from Interfund Lending.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the

Notes to Financial Statements (unaudited)(continued)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022 the Fund did not have any securities out on loan.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of

Notes to Financial Statements (unaudited)(continued)

economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors, and others, can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2022 (unaudited	)	Year Ended December 31, 2021
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	378,063	$12,142,390	996,537	$33,657,836
Converted from Class C*	59,395	1,871,283	12,941	440,544
Reinvestment of distributions	–	–	2,188,166	72,034,422
Shares reacquired	(1,429,168)	(45,729,238)	(3,383,752)	(114,198,894)
Decrease	(991,710)	$(31,715,565)	(186,108)	$(8,066,092)
Class C Shares
Shares sold	25,556	$758,417	126,270	$3,998,360
Reinvestment of distributions	–	–	91,762	2,778,552
Shares reacquired	(109,277)	(3,202,979)	(317,179)	(9,826,394)
Converted to Class A*	(64,734)	(1,871,283)	14,020	(440,544)
Decrease	(148,455)	$(4,315,845)	(113,167)	$(3,490,026)
Class F Shares
Shares sold	107,277	$3,467,768	469,598	$15,741,935
Reinvestment of distributions	–	–	290,601	9,473,604
Shares reacquired	(1,712,243)	(54,139,210)	(981,989)	(33,139,206)
Decrease	(1,604,966)	$(50,671,442)	(221,790)	$(7,923,667)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	31,947	$1,013,421	75,234	$2,557,648
Reinvestment of distributions	–	–	60,061	1,970,609
Shares reacquired	(72,941)	(2,326,758)	(165,258)	(5,533,347)
Decrease	(40,994)	$(1,313,337)	(29,963)	$(1,005,090)
Class I Shares
Shares sold	1,389,633	$43,625,607	184,349	$6,279,510
Reinvestment of distributions	–	–	531,119	17,309,159
Shares reacquired	(3,972,424)	(128,777,864)	(1,276,466)	(43,156,123)
Decrease	(2,582,791)	$(85,152,257)	(560,998)	$(19,567,454)
Class P Shares
Shares sold	99,706	$3,107,811	116,637	$3,808,715
Reinvestment of distributions	–	–	86,880	2,758,445
Shares reacquired	(170,726)	(5,278,770)	(301,486)	(9,890,413)
Decrease	(71,020)	$(2,170,959)	(97,969)	$(3,323,253)
Class R2 Shares
Shares sold	5,337	$166,178	8,575	$279,608
Reinvestment of distributions	–	–	3,916	126,810
Shares reacquired	(6,961)	(215,948)	(14,358)	(480,425)
Decrease	(1,624)	$(49,770)	(1,867)	$(74,007)
Class R3 Shares
Shares sold	31,592	$1,003,241	94,752	$3,127,639
Reinvestment of distributions	–	–	54,487	1,774,627
Shares reacquired	(106,124)	(3,509,573)	(192,532)	(6,284,073)
Decrease	(74,532)	$(2,506,332)	(43,293)	$(1,381,807)
Class R4 Shares
Shares sold	69,758	$2,346,737	122,374	$4,147,107
Reinvestment of distributions	–	–	14,261	468,331
Shares reacquired	(27,727)	(885,041)	(491,482)	(16,511,938)
Increase (decrease)	42,031	$1,461,696	(354,847)	$(11,896,500)
Class R5 Shares
Shares sold	7,134	$225,230	24,874	$821,177
Reinvestment of distributions	–	–	3,371	109,838
Shares reacquired	(18,229)	(577,560)	(31,484)	(1,039,308)
Decrease	(11,095)	$(352,330)	(3,239)	$(108,293)
Class R6 Shares
Shares sold	45,529	$1,463,825	74,538	$2,457,341
Reinvestment of distributions	–	–	25,021	820,675
Shares reacquired	(101,793)	(3,200,371)	(115,899)	(3,879,903)
Decrease	(56,264)	$(1,736,546)	(16,340)	$(601,887)

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). The Board approved the Agreement at a meeting held on November 11-12, 2021 (the “November Meeting”) and again at a meeting held on January 26-27, 2022 (the “January Meeting”) in order to reset the date for consideration of future approvals. In connection with its approval at the November and January Meetings, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. At the January Meeting, the Board also considered Lord Abbett’s representation that there were no material changes to Lord Abbett, the Distributor, the Fund, or to the nature, extent, and quality of the services provided to the Fund by Lord Abbett and the Distributor since the November Meeting.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2021. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board took into account changes to the Fund’s portfolio management team. The Board also took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, the Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17-18, 2022 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2021 through March 31, 2022. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/22)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2022

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 24, 2022